Intangible Assets, Net (Details) - Schedule of amortization expense related to its finite-lived intangible assets	Dec. 31, 2021 USD ($)
Schedule of amortization expense related to its finite-lived intangible assets [Abstract]
2022	$ 105,911
2023	105,911
2024	99,245
2025	81,925
2026	81,924
Thereafter	405,340
Total	$ 880,256